Business Combination (Details) - 12 months ended Dec. 31, 2021	USD ($) $ / shares shares	₪ / shares
Business Combination (Details) [Line Items]
Stock split	1:46.25783
Ordinary Shares after the recapitalization	$ 525,000
Ordinary per share (in Shares) | shares	10
Public warrants description	the Merger, Arbe issued to ITAC securityholders (a) 3,866,842 Ordinary Shares to the holders of ITAC common stock and (b) 10,735,680 Arbe warrants to the holders of ITAC warrants, of which 7,623,600 warrants were public warrants and 3,112,080 warrants were private warrants.
Shares purchased (in Shares) | shares	10,000,000
Purchase price (in Dollars per share) | $ / shares	$ 10
Total purchase	$ 100,000
Business Combination gross proceeds	118,288
Business combination transaction costs	16,707
Maximum [Member]
Business Combination (Details) [Line Items]
Ordinary shares changed (in New Shekels per share) | ₪ / shares		₪ 0.000216
Minimum [Member]
Business Combination (Details) [Line Items]
Ordinary shares changed (in New Shekels per share) | ₪ / shares		₪ 0.01
PIPE Investors [Member]
Business Combination (Details) [Line Items]
Business Combination gross proceeds	$ 100,000
Sale of ordinary shares (in Shares) | shares	10,000,000
Ordinary Share (in Dollars per share) | $ / shares	$ 10